Stock-Based Compensation (Details)		3 Months Ended	12 Months Ended
	May 01, 2023 USD ($)	Mar. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($) $ / shares shares
Stock-Based Compensation [Line Items]
Gain on modification of stock options			$ 5,985,250
Transaction fees payable	$ 700,000	$ (506,774)
Transaction fees payable shares (in Shares) | shares			198,684
Other components equity capital stock			$ 615,057
Other components equity contributed surplus			329,217
Option plan expenses			$ 1,723,475
Equity Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Share option			5,000,000
M-Options [Member]
Stock-Based Compensation [Line Items]
Share option			12,577
Number of share (in Shares) | shares			1
Exercise price per share (in Dollars per share) | $ / shares			$ 0.01
The fair value of the option			$ 117,246
Redeemable stock option liability			6,102,496
Restricted Stock Units [Member]
Stock-Based Compensation [Line Items]
Option plan expenses			2,993,869
PSU [Member]
Stock-Based Compensation [Line Items]
Option plan expenses			1,290,763
Warrants plan [Member]
Stock-Based Compensation [Line Items]
Compensation expense			$ 2,011,408
Employee Stock Option Plan [Member] | M-Options [Member]
Stock-Based Compensation [Line Items]
Number of options granted (in Shares) | shares			67,125